Consolidated Balance Sheets - John Keeler & Co., Inc. [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash (including VIE $4,670 and $22,571 and $41,889, respectively)	$ 7,973	$ 29,377	$ 54,981
Restricted Cash	58,503	29,498	193,674
Accounts receivable, net (including VIE $103,480, $138,33 and 53,750 respectively)	3,400,550	4,675,588	4,417,654
Inventory, net (including VIE $66,916 and $257,798 and 89,127 respectively)	6,866,917	12,952,850	9,434,629
Advances to related party	1,079,583		981,972
Other current assets (including VIE $6,896, $3,656 and 2,247 respectively)	142,932	99,997	170,367
Total current assets	11,556,458	17,787,310	15,253,277
FIXED ASSETS, net	106,213	146,496	175,405
OTHER ASSETS	238,662	311,053	343,930
TOTAL ASSETS	11,901,333	18,244,859	15,772,612
CURRENT LIABILITIES
Accounts payable and accruals (including VIE $26,116 $318,073 and 40,329 respectively)	2,751,603	4,409,232	5,314,796
Working capital line of credit	7,462,153	12,109,150	9,597,415
Current maturities of long-term debt	36,524	35,011	33,090
Stockholder notes payable - Subordinated	2,910,136	2,910,136	2,410,136
Total current liabilities	13,160,416	19,463,529	17,355,437
LONG -TERM DEBT	6,307	33,878	68,889
TOTAL LIABILITIES	13,166,723	19,497,407	17,424,326
COMMITMENTS AND CONTINGENCIES
John Keeler & Co. stockholder's deficit:
Common stock, $1.00 par value 500 shares authorized, issued and Outstanding	500	500	500
Additional paid-in capital	559,257	559,257	559,257
Accumulated deficit	(1,461,812)	(1,494,927)	(1,888,799)
Total John Keeler & Co. stockholder's deficit	(902,055)	(935,170)	(1,329,042)
Non-controlling interest	(488,759)	(424,081)	(373,365)
Accumulated other comprehensive income (VIE)	125,424	106,703	50,693
Total VIE's deficit	(363,335)	(317,378)	(322,672)
TOTAL STOCKHOLDER'S DEFICIT	(1,265,390)	(1,252,548)	(1,651,714)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 11,901,333	$ 18,244,859	$ 15,772,612